Taxes (Details) - Schedule of deferred tax assets net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Assets Net [Abstract]
Net operating loss	$ 2,500,664	$ 1,802,625
Total deferred tax assets	2,500,664	1,802,625
Valuation allowance	(2,500,664)	(1,802,625)
Deferred tax assets, net